INVESTMENTS IN EQUITY ACCOUNTED INVESTEES - Financial Information of Investments (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Earnings and Comprehensive Income
Revenue	$ 6,202,000,000	$ 7,230,000,000
Impairment	(1,776,000,000)
Impairment expense (Note 13)	1,776,000,000	300,000,000
Finance costs and other	(420,000,000)	(289,000,000)
Earnings (loss)	(316,000,000)	1,507,000,000
Total comprehensive income (loss) attributable to shareholders	(412,000,000)	1,288,000,000
Statement of financial position [abstract]
Current assets	989,000,000	989,000,000	$ 1,014,000,000
Non-current assets	30,427,000,000	31,766,000,000	25,797,000,000
Current liabilities	1,781,000,000	1,449,000,000	1,539,000,000
Non-current liabilities	14,620,000,000	14,438,000,000	10,763,000,000
Cash and cash equivalents	81,000,000	129,000,000	$ 157,000,000	$ 157,000,000
Alliance
Earnings and Comprehensive Income
Revenue	840,000,000	965,000,000
Expenses	(296,000,000)	(262,000,000)
Depreciation and amortization	(141,000,000)	(108,000,000)
Finance costs and other	(61,000,000)	(58,000,000)
Earnings (loss)	342,000,000	537,000,000
Net Income Attributable To Pembina	105,000,000	153,000,000
Statement of financial position [abstract]
Current assets	122,000,000	132,000,000
Non-current assets	1,816,000,000	1,944,000,000
Current liabilities	206,000,000	21,000,000
Non-current liabilities	1,121,000,000	1,147,000,000
Interest income	2,000,000	4,000,000
Interest expense	66,000,000	81,000,000
Cash and cash equivalents	25,000,000	29,000,000
Alliance | Current Liabilities
Statement of financial position [abstract]
Trade and other payables	71,000,000	77,000,000
Alliance | Non-Current Liabilities
Statement of financial position [abstract]
Trade and other payables	128,000,000	106,000,000
Aux Sable
Earnings and Comprehensive Income
Revenue	1,059,000,000	1,028,000,000
Expenses	(1,019,000,000)	(868,000,000)
Depreciation and amortization	(49,000,000)	(55,000,000)
Earnings (loss)	(9,000,000)	105,000,000
Net Income Attributable To Pembina	0	51,000,000
Statement of financial position [abstract]
Current assets	162,000,000	153,000,000
Non-current assets	757,000,000	816,000,000
Current liabilities	107,000,000	105,000,000
Non-current liabilities	155,000,000	148,000,000
Cash and cash equivalents	50,000,000	20,000,000
Aux Sable | Current Liabilities
Statement of financial position [abstract]
Trade and other payables	103,000,000	98,000,000
Aux Sable | Non-Current Liabilities
Statement of financial position [abstract]
Trade and other payables	5,000,000	5,000,000
Ruby Pipeline
Earnings and Comprehensive Income
Revenue	432,000,000	453,000,000
Expenses	(29,000,000)	(19,000,000)
Depreciation and amortization	(143,000,000)	(142,000,000)
Impairment expense (Note 13)	2,953,000,000	0
Finance costs and other	(130,000,000)	(117,000,000)
Earnings (loss)	(2,823,000,000)	175,000,000
Net Income Attributable To Pembina	122,000,000	120,000,000
Statement of financial position [abstract]
Current assets	50,000,000	93,000,000
Non-current assets	688,000,000	3,705,000,000
Current liabilities	77,000,000	177,000,000
Non-current liabilities	928,000,000	1,003,000,000
Interest expense	(104,000,000)	90,000,000
Cash and cash equivalents	6,000,000	38,000,000
Ruby Pipeline | Current Liabilities
Statement of financial position [abstract]
Trade and other payables	2,000,000	3,000,000
Ruby Pipeline | Non-Current Liabilities
Statement of financial position [abstract]
Trade and other payables	278,000,000	223,000,000
Veresen Midstream
Earnings and Comprehensive Income
Revenue	561,000,000	615,000,000
Expenses	(177,000,000)	(213,000,000)
Depreciation and amortization	(173,000,000)	(165,000,000)
Finance costs and other	(84,000,000)	(111,000,000)
Earnings (loss)	127,000,000	126,000,000
Net Income Attributable To Pembina	50,000,000	49,000,000
Statement of financial position [abstract]
Current assets	167,000,000	166,000,000
Non-current assets	4,658,000,000	4,501,000,000
Current liabilities	109,000,000	106,000,000
Non-current liabilities	2,681,000,000	2,593,000,000
Interest expense	80,000,000	109,000,000
Cash and cash equivalents	0	3,000,000
Veresen Midstream | Current Liabilities
Statement of financial position [abstract]
Trade and other payables	80,000,000	106,000,000
Veresen Midstream | Non-Current Liabilities
Statement of financial position [abstract]
Trade and other payables	46,000,000	43,000,000
CKPC
Earnings and Comprehensive Income
Expenses	(4,000,000)	(4,000,000)
Impairment	(589,000,000)	0
Finance costs and other	(33,000,000)	4,000,000
Earnings (loss)	(626,000,000)	0
Net Income Attributable To Pembina	(314,000,000)	(1,000,000)
Statement of financial position [abstract]
Current assets	83,000,000	246,000,000
Non-current assets	0	283,000,000
Current liabilities	99,000,000	188,000,000
Non-current liabilities	11,000,000	12,000,000
Interest income	1,000,000	1,000,000
Cash and cash equivalents	75,000,000	118,000,000
CKPC | Current Liabilities
Statement of financial position [abstract]
Trade and other payables	99,000,000	76,000,000
CKPC | Non-Current Liabilities
Statement of financial position [abstract]
Trade and other payables	11,000,000	0
Other
Earnings and Comprehensive Income
Revenue	51,000,000	52,000,000
Expenses	(16,000,000)	(16,000,000)
Depreciation and amortization	(16,000,000)	(16,000,000)
Finance costs and other	(5,000,000)	(4,000,000)
Earnings (loss)	14,000,000	16,000,000
Net Income Attributable To Pembina	5,000,000	3,000,000
Statement of financial position [abstract]
Current assets	6,000,000	8,000,000
Non-current assets	117,000,000	131,000,000
Current liabilities	25,000,000	28,000,000
Non-current liabilities	64,000,000	84,000,000
Interest expense	2,000,000	3,000,000
Cash and cash equivalents	1,000,000	1,000,000
Other | Current Liabilities
Statement of financial position [abstract]
Trade and other payables	3,000,000	4,000,000
Other | Non-Current Liabilities
Statement of financial position [abstract]
Trade and other payables	$ 1,000,000	$ 1,000,000